Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	0000030162
Amendment Flag	false
Document Creation Date	Jun. 08, 2018
Document Effective Date	Jun. 11, 2018
Prospectus Date	Jun. 11, 2018
DREYFUS RESEARCH GROWTH FUND INC | Class Z
Prospectus:
Trading Symbol	DREQX
DREYFUS RESEARCH GROWTH FUND INC | Class A
Prospectus:
Trading Symbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC | Class C
Prospectus:
Trading Symbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC | Class I
Prospectus:
Trading Symbol	DWOIX
DREYFUS RESEARCH GROWTH FUND INC | Class Y
Prospectus:
Trading Symbol	DRYQX